UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------

Check here if Amendment [_]; Amendment Number: _____
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SC Fundamental LLC
Address:          747 Third Avenue
                  27th Floor
                  New York, NY  10017

Form 13F File Number:  028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Neil H. Koffler
Title:            Member
Phone:            (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                 New York, NY          November 14, 2006
---------------------------  -------------------------    ----------------
    [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              97
                                            ------------------

Form 13F Information Table Value Total:              $101,408
                                            ------------------
                                                (thousands)


List of Other Included Managers:

                           NONE

                               SC FUNDAMENTAL LLC
                                    FORM 13F
                      FOR QUARTER ENDED September 30, 2006

                                                                                                     ITEM 6:
                                                                ITEM 4:     ITEM 5:            INVESTMENT DISCRETION
                                 ITEM 2:          ITEM 3:        Fair      Shares or             (b)Shares as             ITEM 7:
                ITEM 1:          Title of         Cusip         Market     Principal              Defined in  (c)Shared   Managers
            Name of Issuer        Class           Number         Value      Amount        (a)Sole    Instr.V    Other    See Instr.V
====================================================================================================================================
Amerix Precious Metals Corp       Common         03075E103       77,618     155,000 SH     155,000     --         --         --
Andiana Minerals Inc              Common         034219105        6,373       3,410 SH       3,410     --         --         --
Anworth Mortgage Asset Corp       Common         037347101    1,177,250     140,988 SH     140,988     --         --         --
Arizona Star Resources Corp       Common         04059G106    1,840,294     206,080 SH     206,080     --         --         --
Atlantic Express Tran Corp.       Common         04853E117      420,546       4,340 Warr     4,340     --         --         --
Auto Data Network Inc             Common         05270Q104       81,840     148,800 SH     148,800     --         --         --
Bandag Inc                        Common
                                   - Class A     059815308    1,077,250      31,000 SH      31,000     --         --         --
Bel Fuse Inc                      Common
                                   - Class A     077347201      925,170      33,790 SH      33,790     --         --         --
Berkeley Tech Inc.                Sponsored ADR  08437M107      295,138     327,931 SH     327,931     --         --         --
C1 Energy Ltd                     Common         12617Y105    1,036,576   1,380,004 SH   1,380,004     --         --         --
Cadus Pharmaceutical Corp         Common         127639102      608,365     385,041 SH     385,041     --         --         --
Canyon Resources Corp.            Common         138869300      196,912     282,100 SH     282,100     --         --         --
Canyon Resources Corp.            Common         138869300            0      86,111 Warr    86,111     --         --         --
Centrex Inc.                      Common         15640E103            1         774 SH         774     --         --         --
CGX Energy Inc                    Common         125405100       64,195     207,080 SH     207,080     --         --         --
Chaus Bernard                     Common         162510200      297,600     310,000 SH     310,000     --         --         --
Chief Consolidated Mining Co.     Common         168628105       28,882     288,820 SH     288,820     --         --         --
China Unistone Acquisition        Common         16945P108      225,944      39,990 SH      39,990     --         --         --
Cinch Energy                      Common         17185X108    1,297,231   1,099,010 SH   1,099,010     --         --         --
Claude Resources Inc              Common         182873109    1,683,519   1,437,160 SH   1,437,160     --         --         --
Coalcorp Mining Inc               Common         190135103      879,139   1,695,070 SH   1,695,070     --         --         --
Coalcorp Mining Inc               Common         190135103       25,908     290,000 Warr   290,000     --         --         --
Committee Bay Resources Ltd       Common         202602108       65,975     147,560 SH     147,560     --         --         --
Concord Camera Corp               Common         206156101      308,491     616,982 SH     616,982     --         --         --
Courtside Acquistion              Common         22274N102    1,314,400     248,000 SH     248,000     --         --         --
Crystlex Inc                      Common         22942F101    1,590,300     558,000 SH     558,000     --         --         --
Defiant Resources Corp            Common         24477C107    1,824,332     609,000 SH     609,000     --         --         --
Del Glbl Technologies Corp.       Common         245073101      129,365      73,923 SH      73,923     --         --         --
Delphi Financial Group            Common         247131105   21,838,527     547,606 SH     547,606     --         --         --
Dual Exploration                  Common         263565103        8,509       7,320 SH       7,320     --         --         --
Dualex Energy Int'l               Common         26357W103       14,553      38,750 SH      38,750     --         --         --
Dundee Precious Metals Inc        Common         265269209    1,517,705     155,000 SH     155,000     --         --         --
Dynabazaar Inc                    Common         26779R104      117,240     372,190 SH     372,190     --         --         --
ECC Capital Corp                  Common         26826M108    2,022,914   1,983,249 SH   1,983,249     --         --         --
ECHO Healthcare Acquis            Common         27876C115       31,248      43,400 Warr    43,400     --         --         --
ECHO Healthcare Acquis            Common         27876C107      321,594      43,400 SH      43,400     --         --         --
Empire Energy Corp.               Common         291648103        1,352      16,895 SH      16,895     --         --         --
Endocare Inc.                     Common         26264P104    1,827,918     913,959 SH     913,959     --         --         --
ESG Re Ltd.                       Common         000G312151     186,354     621,180 SH     621,180     --         --         --
European Goldfields Ltd           Common         298774100    2,238,839     687,828 SH     687,828     --         --         --
Filenet Corp                      Common         316869106    3,017,323      86,630 SH      86,630     --         --         --
Gabriel Resources                 Common         361970106    1,266,842     310,002 SH     310,002     --         --         --
General Finance Corp              Common         369822101      387,345      52,700 SH      52,700     --         --         --
General Finance Corp              Warrant        369822119       39,525      52,700 Warr    52,700     --         --         --
Grand Banks Energy Corp           Common         38522T105          532         372 SH         372     --         --         --
Heico Corp                        Common
                                   - Class A     422806208    4,376,731     150,662 SH     150,662     --         --         --
Highview Resources Ltd            Common         43123G106       53,719     800,980 SH     800,980     --         --         --
Highview Resources Ltd            Common         43123G106            0     267,190 Warr   267,190     --         --         --
Hollinger Inc                     Common         43556C606      243,128     143,100 SH     143,100     --         --         --
India Globalization Cap           Common         45408X100    1,193,500     217,000 SH     217,000     --         --         --
Industrias Bachoco                Sponsored ADR  456463108    1,894,054      85,126 SH      85,126     --         --         --
Isle Capri Casinos                Common         464592104    1,636,362      77,700 SH      77,700     --         --         --
Israel Tech Acq.                  Common         46514P106      109,043      20,770 SH      20,770     --         --         --
JK Acquisition Corp               Warrant        47759H114       27,528      74,400 Warr    74,400     --         --         --
JK Acquisition Corp               Common         47759H106      203,484      37,200 SH      37,200     --         --         --
Juina Mining Corp                 Common         48131Q202        3,539         885 SH         885     --         --         --
Juniper Partners Acq              Common         48203X200      343,077      67,270 SH      67,270     --         --         --
Juniper Partners Acq              W Warrant      48203X119       10,184      33,945 Warr    33,945     --         --         --
Juniper Partners Acq              Z Warrant      48203X127       11,541      33,945 Warr    33,945     --         --         --
KBL Healthcare Acquisition        Common         48241R108      503,130      93,000 SH      93,000     --         --         --
Liberty Homes Inc.                Common
                                   - Class A     530582204      190,960      27,280 SH      27,280     --         --         --
Liberty Homes Inc.                Common
                                   - Class B     530582303       91,760      12,400 SH      12,400     --         --         --
Limoneira Co                      Common         532746104      138,985         770 SH         770     --         --         --
Loon Energy Inc                   Common         543921100      608,066   1,360,000 SH   1,360,000     --         --         --

                                                                                                     ITEM 6:
                                                                ITEM 4:     ITEM 5:            INVESTMENT DISCRETION
                                 ITEM 2:          ITEM 3:        Fair      Shares or             (b)Shares as             ITEM 7:
                ITEM 1:          Title of         Cusip         Market     Principal              Defined in  (c)Shared   Managers
            Name of Issuer        Class           Number         Value      Amount        (a)Sole    Instr.V    Other    See Instr.V
====================================================================================================================================
M & F Worldwide Corp              Common         552541104    4,557,000     310,000 SH     310,000     --         --         --
MAIR Holding Inc                  Common         560635104    1,368,579     239,681 SH     239,681     --         --         --
Mcrae Industries                  Common         582757209      156,445      12,771 SH      12,771     --         --         --
MDU Communication Int'l Inc       Common         582828109            0      12,400 Warr    12,400     --         --         --
MDU Communication Int'l Inc       Common         582828109    1,279,593   1,729,180 SH   1,729,180     --         --         --
Mediterranean Minerals Corp       Common         58501P106        6,677      22,290 SH      22,290     --         --         --
Medoro Resources Ltd              Common         58503R209        7,128      13,285 SH      13,285     --         --         --
Merchants Group Inc               Common         588539106      563,512      18,790 SH      18,790     --         --         --
Michaels Stores Inc               Common         594087108   15,209,393     349,320 SH     349,320     --         --         --
Millennium India Acquisition      Common         60039Q101      690,838      98,270 SH      98,270     --         --         --
Millennium India Acquisition      Warrant        60039Q119       49,135      98,270 Warr    98,270     --         --         --
Molex Inc                         Common
                                   - Class A     608554200    3,589,362     109,066 SH     109,066     --         --         --
Mutual Risk Mgmt Ltd.             Common         628351108       85,028   1,889,512 SH   1,889,512     --         --         --
Next Inc.                         Common         65336T104       75,485     150,970 SH     150,970     --         --         --
Oakmont Acquisition Corp          Common         68831P106    1,000,680     186,000 SH     186,000     --         --         --
Oakwood Homes                     Common         674098207          286      31,744 SH      31,744     --         --         --
Pac Nor West Capital              Common         694916107       50,843     189,525 SH     189,525     --         --         --
Petrofalcon Corp                  Common         716474101    1,788,029   1,904,336 SH   1,904,336     --         --         --
Phoenix India Acquisition Co      Common         71907X102      324,939      44,330 SH      44,330     --         --         --
Phoenix India Acquisition Co      Warrant        71907X110       46,990      44,330 Warr    44,330     --         --         --
Silk Road Resources               Common         827101106       81,552      91,200 SH      91,200     --         --         --
Simon Worldwide Inc.              Common         828815100       61,380     186,000 SH     186,000     --         --         --
Starrett Co                       Common
                                   - Class A     855668109      610,810      42,714 SH      42,714     --         --         --
Streettracks Gold Trust           Common         863307104      460,893       7,750 SH       7,750     --         --         --
Sunridge Gold Corp                Common         86769Q102      369,659     165,356 SH     165,356     --         --         --
TAC Acquisition Corp              Common         873392104    2,742,880     496,000 SH     496,000     --         --         --
Tahera Ltd.                       Common         873787105        9,070      14,706 Warr    14,706     --         --         --
Tengasco Inc                      Common         88033R205      164,943     203,633 SH     203,633     --         --         --
Terra Nova Acquisition Corp       Common         88101E102      244,125      46,500 SH      46,500     --         --         --
Terra Nova Gold Corp              Common         88100T100        1,746      26,040 SH      26,040     --         --         --
Transworld Corp                   Common         89336R207      771,179     335,295 SH     335,295     --         --         --
Truestar Petroleum Corp           Common         897867107       53,411     271,498 SH     271,498     --         --         --
Tusk Energy Corp                  Common         900891102    1,030,376     390,600 SH     390,600     --         --         --
                                                            101,407,688

                                               ITEM 8:
                                        VOTING AUTHORITY SHARES

                ITEM 1:
            Name of Issuer        (a) Sole  (b) Shared  (c) None
====================================================================
Amerix Precious Metals Corp          155,000     --         --
Andiana Minerals Inc                   3,410     --         --
Anworth Mortgage Asset Corp          140,988     --         --
Arizona Star Resources Corp          206,080     --         --
Atlantic Express Tran Corp.            4,340     --         --
Auto Data Network Inc                148,800     --         --
Bandag Inc
                                      31,000     --         --
Bel Fuse Inc
                                      33,790     --         --
Berkeley Tech Inc.                   327,931     --         --
C1 Energy Ltd                      1,380,004     --         --
Cadus Pharmaceutical Corp            385,041     --         --
Canyon Resources Corp.               282,100     --         --
Canyon Resources Corp.                86,111     --         --
Centrex Inc.                             774     --         --
CGX Energy Inc                       207,080     --         --
Chaus Bernard                        310,000     --         --
Chief Consolidated Mining Co.        288,820     --         --
China Unistone Acquisition            39,990     --         --
Cinch Energy                       1,099,010     --         --
Claude Resources Inc               1,437,160     --         --
Coalcorp Mining Inc                1,695,070     --         --
Coalcorp Mining Inc                  290,000     --         --
Committee Bay Resources Ltd          147,560     --         --
Concord Camera Corp                  616,982     --         --
Courtside Acquistion                 248,000     --         --
Crystlex Inc                         558,000     --         --
Defiant Resources Corp               609,000     --         --
Del Glbl Technologies Corp.           73,923     --         --
Delphi Financial Group               547,606     --         --
Dual Exploration                       7,320     --         --
Dualex Energy Int'l                   38,750     --         --
Dundee Precious Metals Inc           155,000     --         --
Dynabazaar Inc                       372,190     --         --
ECC Capital Corp                   1,983,249     --         --
ECHO Healthcare Acquis                43,400     --         --
ECHO Healthcare Acquis                43,400     --         --
Empire Energy Corp.                   16,895     --         --
Endocare Inc.                        913,959     --         --
ESG Re Ltd.                          621,180     --         --
European Goldfields Ltd              687,828     --         --
Filenet Corp                          86,630     --         --
Gabriel Resources                    310,002     --         --
General Finance Corp                  52,700     --         --
General Finance Corp                  52,700     --         --
Grand Banks Energy Corp                  372     --         --
Heico Corp
                                     150,662     --         --
Highview Resources Ltd               800,980     --         --
Highview Resources Ltd               267,190     --         --
Hollinger Inc                        143,100     --         --
India Globalization Cap              217,000     --         --
Industrias Bachoco                    85,126     --         --
Isle Capri Casinos                    77,700     --         --
Israel Tech Acq.                      20,770     --         --
JK Acquisition Corp                   74,400     --         --
JK Acquisition Corp                   37,200     --         --
Juina Mining Corp                        885     --         --
Juniper Partners Acq                  67,270     --         --
Juniper Partners Acq                  33,945     --         --
Juniper Partners Acq                  33,945     --         --
KBL Healthcare Acquisition            93,000     --         --
Liberty Homes Inc.
                                      27,280     --         --
Liberty Homes Inc.
                                      12,400     --         --
Limoneira Co                             770     --         --
Loon Energy Inc                    1,360,000     --         --

                                               ITEM 8:
                                        VOTING AUTHORITY SHARES

                ITEM 1:
            Name of Issuer        (a) Sole  (b) Shared  (c) None
====================================================================
M & F Worldwide Corp                 310,000     --         --
MAIR Holding Inc                     239,681     --         --
Mcrae Industries                      12,771     --         --
MDU Communication Int'l Inc           12,400     --         --
MDU Communication Int'l Inc        1,729,180     --         --
Mediterranean Minerals Corp           22,290     --         --
Medoro Resources Ltd                  13,285     --         --
Merchants Group Inc                   18,790     --         --
Michaels Stores Inc                  349,320     --         --
Millennium India Acquisition          98,270     --         --
Millennium India Acquisition          98,270     --         --
Molex Inc
                                     109,066     --         --
Mutual Risk Mgmt Ltd.              1,889,512     --         --
Next Inc.                            150,970     --         --
Oakmont Acquisition Corp             186,000     --         --
Oakwood Homes                         31,744     --         --
Pac Nor West Capital                 189,525     --         --
Petrofalcon Corp                   1,904,336     --         --
Phoenix India Acquisition Co          44,330     --         --
Phoenix India Acquisition Co          44,330     --         --
Silk Road Resources                   91,200     --         --
Simon Worldwide Inc.                 186,000     --         --
Starrett Co
                                      42,714     --         --
Streettracks Gold Trust                7,750     --         --
Sunridge Gold Corp                   165,356     --         --
TAC Acquisition Corp                 496,000     --         --
Tahera Ltd.                           14,706     --         --
Tengasco Inc                         203,633     --         --
Terra Nova Acquisition Corp           46,500     --         --
Terra Nova Gold Corp                  26,040     --         --
Transworld Corp                      335,295     --         --
Truestar Petroleum Corp              271,498     --         --
Tusk Energy Corp                     390,600     --         --
